Capital management (Tables)	12 Months Ended
Sep. 30, 2025
Capital management
Schedule of detailed information about capital management

	September 30,	September 30,
	2025	2024
Debt:
Lease obligations	$1,303,450	$302,223
Warrant liability	210,965	847,295

Equity:
Share capital	$47,003,991	$37,822,725
Warrants	7,764,412	1,084,687
Contributed surplus	5,398,445	5,152,753
Accumulated other comprehensive loss	(85,077)	(38,520)
Accumulated deficit	(52,280,052)	(42,653,358)
Total capital	$9,316,134	$2,517,805